Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000246764 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Dividend ETF
Class Name	BlackRock International Dividend ETF
Trading Symbol	BIDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Dividend ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock International Dividend ETF	$34	0.68%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68% [1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(1.80)%	10.38%	6.93%	5.09%
MSCI ACWI ex USA Index	1.73	13.03	5.40	4.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 749,528,125
Holdings Count | Holding	41
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$749,528,125
Number of Portfolio Holdings	41
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United Kingdom	15.3%
France	10.8%
United States	10.8%
Germany	9.1%
Japan	7.4%
Taiwan	6.6%
Canada	6.3%
Sweden	5.5%
Netherlands	5.1%
Denmark	5.0%
Other#	18.4%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Novo Nordisk A/S, Class B	5.0%
RELX PLC	3.6%
L'Air Liquide SA	3.4%
HDFC Bank Ltd.	3.2%
Keyence Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Assa Abloy AB, Class B	3.0%
AstraZeneca PLC	3.0%
Shell PLC	3.0%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Novo Nordisk A/S, Class B	5.0%
RELX PLC	3.6%
L'Air Liquide SA	3.4%
HDFC Bank Ltd.	3.2%
Keyence Corp.	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Assa Abloy AB, Class B	3.0%
AstraZeneca PLC	3.0%
Shell PLC	3.0%
(a)Excludes short-term securities.

[1]	Annualized.